SCHEDULE OF SENSITIVITY ANALYSIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Profit for the year	$ 7,156,005	$ 11,441,233	$ 8,669,385
Strengthening [member]
IfrsStatementLineItems [Line Items]
Profit for the year	329,914	405,261	508,411
Equity	8,868,986	4,941,161	6,191,813
Weakening [member]
IfrsStatementLineItems [Line Items]
Profit for the year	(329,914)	(405,261)	(508,411)
Equity	$ (8,868,986)	$ (4,941,161)	$ (6,191,813)